PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Minimum Quarterly Distribution) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Minimum quarterly distributions (in dollars per share)	$ 0.40
Minimum annual distributions (in dollars per share)	$ 1.60